Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Operating activities
Net loss for the period	$ (3,779)	$ (30,860)	$ (10,216)	$ (36,327)
Adjustments for non-cash items:
Depletion and amortization	1,207	1,909	6,642	5,732
Income tax expense	174	4,921	194	4,913
Share-based payment expenses	145	286	405	1,414
Write-down (recovery) of materials and supplies			532	(24)
Interest and accretion expense	726	744	3,041	2,512
Unrealized loss on currency hedges				21
Gain on disposal of property, plant and equipment	(137)		(253)
Fair value loss on marketable securities and purchase warrants	13	12	111	816
Provision for litigation		22,277		22,277
Impairment loss		752		752
Taxes paid		(50)	(233)	(219)
Operating cash (outflows) inflows before changes in working capital	(1,651)	(9)	223	1,867
Changes in non-cash working capital
Trade receivables	(752)	1,252	(567)	1,242
VAT recoverable	(46)	1,071	655	2,198
Inventories		(318)	433	(946)
Other assets	360	169	(117)	(953)
Trade and other payables	643	(813)	(1,353)	(257)
VAT payable	597	(864)	299	(2,019)
Net cash (used in) generated by operating activities	(849)	488	(427)	1,132
Investing activities
Proceeds from sale of marketable securities	25		342
Purchase of property, plant and equipment	(122)	(2,248)	(1,586)	(5,761)
Proceeds from sale of property, plant and equipment	137		321
Purchase of mineral rights	(151)	(79)	(151)	(154)
Payments received under earn-in agreement			100	75
Net cash used in investing activities	(111)	(2,327)	(974)	(5,840)
Financing activities
Proceeds from options and warrants exercised				36
Lease payments	(45)	(110)	(168)	(322)
Interest paid	(2)	(10)	(33)	(36)
Net cash used in financing activities	(47)	(120)	(201)	(322)
Effect of exchange rate changes on cash and cash equivalents	222	(117)	(389)	50
Change in cash and cash equivalents	(785)	(2,076)	(1,991)	(4,980)
Cash and cash equivalents - beginning of the period	2,865	5,476	4,071	8,380
Cash and cash equivalents - end of the period	$ 2,080	$ 3,400	$ 2,080	$ 3,400